Prospectus Supplement	June 30, 2010

PUTNAM CONVERTIBLE INCOME-GROWTH TRUST Prospectuses dated February 28,
2010

Effective September 30, 2010, the name of the fund will change to Putnam Convertible Securities Fund.

PUTNAM INVESTMENTS	262535 9/10